Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships with the Group	The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and 2025:
Name of related parties	Relationship with the Group
Fu-Feng Kuo	CEO and Chairwoman of the Company
Ju-Ting Chen	The shareholder of the Company
Xue-Juan Chen	The fourth degree of kinship to CEO
Panatoz Corporation	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Zhao Jian Fu Co., Ltd.	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Nobel Consumer Corporation	Managed by Xue-Juan Chen, a related party of the Company

Schedule of Future Principal Payments of Loans From Related Parties

The future principal payments for the Group’s loans from related parties as of December 31, 2025 were as follows:

Amount
2026	$3,122
2027	3,054
2028	-
2029	-
2030	-
Thereafter	-
Total loans from related parties	$6,176

Schedule of Related Party Balances

The related party balances and transactions were summarized as follows:

	As of December 31,
	2024	2025
Loan from related parties
Nobel Consumer Corporation	$1,706	$2,558
Fu-Feng Kuo	2,018	1,383
Panatoz Corporation	1,336	1,760
Zhao Jian Fu Co., Ltd.	455	475
	$5,515	$6,176

Accrued expenses
Nobel Consumer Corporation	$64	$116
Fu-Feng Kuo	53	92
Panatoz Corporation	21	55
Zhao Jian Fu Co., Ltd.	9	18
	$147	$281
Operating lease liabilities due to related parties (including current and non-current)
Panatoz Corporation	$65	$21
Zhao Jian Fu Co., Ltd.	110	79
Fu-Feng Kuo	-	7
	$175	$107

Other non-current liabilities due to related parties
Ju-Ting Chen	$566	$566
Fu-Feng Kuo	62	62
	$628	$628

Schedule of Related Party Transactions of Rental Expenses

During the years ended December 31, 2023, 2024 and 2025, related party transactions of rental expenses consisted of the following:

	Years ended December 31,
	2023	2024	2025
Zhao Jian Fu Co., Ltd.	$83	$80	$83
Panatoz Corporation	48	47	48
Fu-Feng Kuo	2	2	2
	$133	$129	$133